SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of summarizes information about the inventory
	December 31,
	2025	2024
Raw materials	$-	$40
Work in progress	46	261
Finished goods	164	1,518

	$210	$1,819

Schedule of Depreciation Calculated Using Straight-Line Method
	Years	Mainly

Office space	2-8	6
Laboratory space	2-8	6
Motor vehicles	3	3

Schedule of Useful Life of Right of Use Assets
	%	Mainly %
Laboratory equipment	9-30	15
Computers and peripheral equipment	15-33.33	33.33
Office equipment and furniture	6-20	6
Leasehold improvements	see below

Schedule of Intangible Assets Purchased
Years

Pipeline Products	17
Potential Products	19
Microorganisms Collection	20

Schedule of timing of revenues by timing of revenue recognition
	Year ended December 31,
	2025	2024 (*)	2023 (*)

Revenue recognized at a point in time	$2,519	$3,299	$1,562
Revenue recognized over time	1,334	2,278	1,420

	$3,853	$5,577	$2,982

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.